Restricted Net Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Net Assets [Line Items]
Percentage of general reserve fund of registered capital	50.00%
After tax profit	$ (46,041,000)	$ (63,415,000)	$ 5,207,000
Restricted net assets	$ 49,219,000
Restricted net assets exceeded percentage	25.00%
WFOE
Restricted Net Assets [Line Items]
After tax profit	$ 0	0	0
Statutory reserves	$ 0	$ 0	$ 0
Minimum
Restricted Net Assets [Line Items]
Percentage of income after tax to reserve	10.00%